Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Current cost of service	$ 5,323,506	$ 4,274,039	$ 4,191,738
Past service cost	2,626,860	640,033	453,213
Non-provided paid benefits	13,116,065	17,847,114	13,582,343
Others	58,846	580,072	895,162
Total expense recognized in Consolidated Statement of Income	$ 21,125,277	$ 23,341,258	$ 19,122,456